SHARE-BASED COMPENSATION - Schedule of Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Jul. 10, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of stock options outstanding
Beginning balance (in shares)		24,103
Granted (in shares)		4,822
Granted under the Option Exchange Program (in shares)	2,200	2,237
Exercises (in shares)		(5)
Forfeitures (in shares)		(3,117)
Cancelled under the Option Exchange Program (in shares)		(3,887)
Ending balance (in shares)		24,153	24,103
Exercisable (in shares)		15,303
Weighted-average exercise price
Beginning balance (in USD per share)		$ 4.45
Granted (in USD per share)		1.51
Granted under the Option Exchange Program (in USD per share)		2.10
Exercised (in USD per share)		1.68
Forfeited (in USD per share)		5.60
Cancelled under the Option Exchange Program (in USD per share)		8.16
Ending balance (in USD per share)		2.91	$ 4.45
Exercisable (in USD per share)		$ 3.27
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted-average remaining contractual life (in years)		6 years 3 months 29 days	6 years 7 months 6 days
Exercisable, Weighted-average remaining contractual life (in years)		5 years 3 months 14 days
Outstanding, Aggregate intrinsic value		$ 0	$ 328
Exercisable, Aggregate intrinsic value		$ 0